Exit or Disposal Activities - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) facility branch store	Dec. 31, 2015 USD ($) branch store	Dec. 31, 2014 USD ($) facility store
Exit or Disposal Activities (Textual) [Abstract]
Number of facilities closed | facility			7
Provisions in cost of goods sold or SG&A	$ 3,038	$ 9,761	$ 13,578
Stores and branches closed | store			24
Facilities Closed Down Prior to 2016 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	$ 1,513
Facilities Closed Down Prior to 2015 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A		$ 1,264
Facilities Closed Down Prior to 2014 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A			$ 3,722
Global Finishes Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Branches closed | branch	13	7
Provisions in cost of goods sold or SG&A	$ 505	$ 8,329	4,767
Consumer Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Number of facilities closed | facility	2
Provisions in cost of goods sold or SG&A	$ 1,020		4,809
Paint Stores Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Stores closed | store	15	30
Provisions in cost of goods sold or SG&A		$ 168	$ 280
Latin America Coatings Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Stores closed | store	1	2